HUNTINGTON VA FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                    April 30, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: HUNTINGTON VA FUNDS (the "Trust")
            Huntington VA Growth Fund
            Huntington VA Income Equity Fund
            Huntington VA Rotating Index Fund
            Huntington VA Dividend Capture Fund
            Huntington VA Mid Corp America Fund
            Huntington VA New Economy Fund

           1933 Act File No. 33-83397
           1940 Act File No. 811-09481

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 1, 2002, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No.4 on April 26, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                Very truly yours,



                                                /s/ Gail C. Jones
                                                Gail C. Jones
                                                Assistant Secretary